UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)

                                    --------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS



--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - 85.1%
                AUTOS & TRANSPORTATION - 3.1%
       73,000   Horizon Lines Class A                                 2,106,780
       46,900   Kansas City Southern (1)                              1,618,519
       37,500   Laidlaw International                                 1,275,000
       87,700   Republic Airways Holdings (1)                         1,691,733
       68,100   Seaspan                                               2,410,740
                                                                  -------------
                                                                      9,102,772

                CONSUMER DISCRETIONARY - 14.2%
       60,300   Aaron Rents                                           1,394,136
       38,500   Bright Horizons Family
                   Solutions (1)                                      1,493,800
      111,000   Central Garden & Pet (1)                              1,396,380
       83,800   Central Garden & Pet Class A (1)                      1,025,712
       78,000   Clear Channel Outdoor Holdings
                   Class A (1)                                        2,141,100
       66,800   Diamond Management &
                   Technology Consultants                               722,108
      110,800   Geo Group (1)                                         3,064,728
       42,500   Guitar Center (1)                                     2,467,125
       22,600   Heidrick & Struggles
                   International (1)                                  1,214,524
       26,000   Home Inns & Hotels Management
                   ADR (1)                                              789,880
       35,000   LKQ (1)                                                 995,050
       36,100   Pinnacle Entertainment (1)                              957,011
       97,300   Rare Hospitality International (1)                    2,603,748
       43,300   Regis                                                 1,509,438
       57,200   Rent-A-Center (1)                                     1,110,252
       25,537   Ritchie Brothers Auctioneers                          1,665,012
      147,700   Scientific Games Class A (1)                          5,067,587
       48,200   Standard Parking (1)                                  1,525,530
      120,600   Talbots                                               2,772,594
       43,700   THQ (1)                                               1,256,812
       13,700   Valueclick (1)                                          292,906
       31,300   Viad                                                  1,125,235
       85,900   Waste Connections (1)                                 2,662,900
       46,100   Watson Wyatt Worldwide Class A                        2,053,755
                                                                  -------------
                                                                     41,307,323

                CONSUMER STAPLES - 0.2%
       34,200   Flowers Foods                                           701,100
                                                                  -------------

                FINANCIAL SERVICES - 14.0%
      114,850   Annaly Capital Management REIT                        1,659,582
      102,705   Apollo Investment (2)                                 2,166,048
       69,500   Argonaut Group (1)                                    1,913,335
       79,000   Bank of Hawaii                                        3,793,580
       40,400   Berkshire Hills Bancorp                               1,060,096

   Shares                                                            Value $
-------------                                                     -------------
       35,000   CompuCredit (1)                                         918,750
      186,000   Conseco (1)                                           3,383,340
       47,200   Crystal River Capital                                   820,808
       31,243   Cullen/Frost Bankers                                  1,551,840
      150,920   CVB Financial                                         1,477,507
       33,900   Digital Realty Trust                                  1,123,785
       22,774   Endurance Specialty Holdings                            851,748
      112,100   Euronet Worldwide (1)                                 2,848,461
       62,450   H&E Equipment Services (1)                            1,696,766
       69,908   Health Care REIT                                      2,566,323
      104,500   National Retail Properties REIT                       2,263,470
      121,500   Online Resources (1)                                  1,327,995
       69,385   PennantPark Investment                                  922,821
       72,500   Reinsurance Group of America                          3,864,975
       19,800   SVB Financial Group (1)                               1,043,064
       41,877   Technology Investment Capital                           574,134
       76,500   Westamerica Bancorporation                            3,131,145
                                                                  -------------
                                                                     40,959,573

                HEALTH CARE - 13.1%
       88,500   Animal Health International (1)                         996,510
       86,200   Array Biopharma (1)                                     866,310
      138,100   Bruker BioSciences (1)                                1,081,323
      121,400   Cepheid (1)                                           1,790,650
       56,900   Cooper                                                2,852,397
       55,400   Dialysis Corp. of America (1)                           551,784
       81,000   DJO (1)                                               3,845,880
       37,600   Haemonetics (1)                                       1,858,192
       54,700   Human Genome Sciences (1)                               424,472
       40,968   Immucor (1)                                           1,276,563
      192,800   Lexicon Pharmaceuticals (1)                             622,744
       54,600   Luminex (1)                                             651,924
       54,000   MannKind (1)                                            570,240
       45,300   Medicis Pharmaceutical Class A                        1,292,409
       62,700   Nastech Pharmaceutical (1)                              792,528
       37,400   Northstar Neuroscience (1)                              383,350
      194,300   Perrigo                                               3,623,695
       60,500   PolyMedica                                            2,443,595
       56,700   Psychiatric Solutions (1)                             1,932,903
      159,800   Salix Pharmaceuticals (1)                             1,760,996
       58,000   Sirona Dental Systems (1)                             2,050,880
       54,600   Sirtris Pharmaceuticals (1)                             680,316
       94,400   Skilled Healthcare Group
                   Class A (1)                                        1,311,216
      172,800   Sun Healthcare Group (1)                              2,336,256
       98,638   Symbion (1)                                           2,123,676
                                                                  -------------
                                                                     38,120,809


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                MATERIALS & PROCESSING - 8.6%
       24,600   Agnico-Eagle Mines                                    1,046,484
       49,400   Airgas                                                2,306,980
       33,100   Albany International Class A                          1,240,588
       34,800   FMC                                                   3,101,724
       53,100   Infrasource Services (1)                              1,838,322
       69,300   Interface Class A                                     1,277,199
       81,900   Koppers Holdings                                      2,421,783
       36,500   Mobile Mini (1)                                       1,042,805
       57,600   Pan American Silver (1)                               1,599,552
       10,700   Perini (1)                                              657,087
       40,900   Schnitzer Steel Industries Class A                    2,216,371
       11,600   Senomyx (1)                                             128,644
       77,400   Shaw Group (1)                                        4,119,228
       69,409   ShawCor                                               2,037,881
                                                                  -------------
                                                                     25,034,648

                OTHER - 0.5%
       37,400   Macquarie Infrastructure                              1,488,146
                                                                  -------------
                OTHER ENERGY - 7.4%
       25,700   Arena Resources (1)                                   1,395,767
       31,305   Birchcliff Energy (1)                                   125,349
       33,300   CARBO Ceramics                                        1,501,164
       53,638   Denbury Resources (1)                                 2,145,520
      142,000   Dresser-Rand Group (1)                                5,268,200
       38,000   FMC Technologies (1)                                  3,477,760
       89,419   Galleon Energy Class A (1)                            1,359,229
       72,600   Hanover Compressor (1)                                1,730,058
        3,700   North American Energy Partners                           63,788
       21,000   Ormat Technologies                                      870,450
       71,700   St. Mary Land & Exploration                           2,386,893
       38,046   Willbros Group (1)                                    1,199,210
                                                                  -------------
                                                                     21,523,388

                PRODUCER DURABLES - 6.0%
      136,400   ACCO Brands (1)                                       2,820,752
       33,200   Actuant Class A                                       2,024,536
      125,800   Arris Group (1)                                       1,864,356
       78,900   FEI (1)                                               2,262,852
       37,950   IDEX                                                  1,374,169
       16,500   Manitowoc                                             1,281,555
      116,000   MTC Technologies (1)                                  2,534,600
       50,500   Tektronix                                             1,658,925
       95,600   Veeco Instruments (1)                                 1,749,480
                                                                  -------------
                                                                     17,571,225

   Shares                                                            Value $
-------------                                                     -------------
                TECHNOLOGY - 13.7%
       47,300   Aspen Technology (1)                                    586,520
       27,400   CommScope (1)                                         1,491,382
      142,000   Cray (1)                                              1,029,500
       49,300   CSG Systems International (1)                         1,233,486
       20,500   DRS Technologies                                      1,073,380
      159,200   Emulex (1)                                            3,152,160
       21,500   F5 Networks (1)                                       1,863,835
      369,400   Finisar (1)                                           1,340,922
      113,100   Gartner (1)                                           2,367,183
      104,400   Genesis Microchip (1)                                   900,972
      207,700   GSI Technology (1)                                      992,806
      301,000   Informatica (1)                                       4,195,940
       50,700   Integrated Device Technology (1)                        824,889
       22,900   Intermec (1)                                            586,927
       81,000   IPG Photonics (1)                                     1,552,770
       43,200   Mantech International Class A (1)                     1,410,912
      134,700   Microsemi (1)                                         3,139,857
      188,960   Parametric Technology (1)                             3,331,365
       73,100   QLogic (1)                                              971,499
      101,000   RightNow Technologies (1)                             1,333,200
      220,800   SonicWALL (1)                                         1,951,872
      171,400   Syniverse Holdings (1)                                2,305,330
      119,800   TAC Acquisition                                           9,584
       10,900   Varian (1)                                              655,526
      136,500   Volterra Semiconductor (1)                            1,568,385
                                                                  -------------
                                                                     39,870,202

                UTILITIES - 4.3%
       69,500   Consolidated Communications
                   Holdings                                           1,266,290
       91,800   Eschelon Telecom (1)                                  2,709,018
       54,700   NorthWestern                                          1,480,182
      100,400   Paetec Holdings (1)                                   1,184,720
       43,350   PNM Resources                                         1,119,730
       55,600   Portland General Electric                             1,496,196
      108,600   Time Warner Telecom Class A (1)                       2,123,130
       38,200   Unisource Energy                                      1,162,426
                                                                  -------------
                                                                     12,541,692
                                                                  -------------
                TOTAL COMMON STOCK
                   (Cost $216,467,522)                              248,220,878
                                                                  -------------
                INVESTMENT COMPANY - 2.9%
      109,400   iShares Russell 2000 Index Fund                       8,434,740
                                                                  -------------
                TOTAL INVESTMENT
                   COMPANY
                   (Cost $8,651,251)                                  8,434,740
                                                                  -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                SHORT-TERM INVESTMENT - 12.4%
   36,159,756   JPMorgan Chase Bank, N.A. Time
                   Deposit (Nassau), 4.81%                           36,159,756
                                                                  -------------
                TOTAL SHORT-TERM
                   INVESTMENT
                   (Cost $36,159,756)                                36,159,756
                                                                  -------------
                TOTAL INVESTMENTS -
                   100.4%
                   (Cost $261,278,529)*                             292,815,374
                                                                  -------------
                OTHER ASSETS LESS
                   LIABILITIES - (0.4)%                              (1,034,239)
                                                                  -------------
                NET ASSETS - 100.0%                               $ 291,781,135
                                                                  =============

* At July 31, 2007, the tax basis cost of the Fund's investments was $261,565,096, and the unrealized appreciation and depreciation of investments owned by the Fund were $40,136,442 and $(8,886,164), respectively.
(1) Denotes non-income producing security.
(2) Business development and investment company.
ADR -- American Depositary Receipts
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL ALPHA FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - 97.3%
                BRAZIL - 2.3%
       11,598   Unibanco - Uniao de Bancos
                   Brasileiros GDR                                    1,352,791
                                                                  -------------
                CANADA - 5.5%
        9,171   Niko Resources                                          831,960
       29,876   Nova Chemicals                                        1,140,241
       14,393   Suncor Energy                                         1,301,768
                                                                  -------------
                                                                      3,273,969

                CHINA - 5.3%
    1,610,000   Dongfeng Motor Group
                   Class H (4)                                          937,857
    1,147,000   Golden Eagle Retail Group (4)                           995,690
    1,971,000   Industrial & Commercial Bank of
                   China Class H (4)                                  1,201,451
                                                                  -------------
                                                                      3,134,998

                DENMARK - 2.1%
       29,571   Danske Bank (4)                                       1,245,928
                                                                  -------------
                FRANCE - 9.9%
       25,900   AXA (4)                                               1,010,634
       12,205   Cie de Saint-Gobain (4)                               1,346,774
       17,774   Groupe Danone (1)(4)                                  1,291,923
       47,052   Natixis (4)                                           1,042,816
       22,571   Suez (1)(4)                                           1,186,724
                                                                  -------------
                                                                      5,878,871

                GERMANY - 9.0%
       16,609   Adidas (4)                                            1,010,013
        7,493   Deutsche Bank (4)                                     1,014,833
       34,895   Deutsche Telekom (4)                                    601,964
        9,683   Linde (4)                                             1,147,636
       12,392   Siemens (4)                                           1,568,232
                                                                  -------------
                                                                      5,342,678

                GREECE - 2.2%
       12,690   EFG Eurobank Ergasias (4)                               450,712
       14,386   National Bank of Greece (4)                             841,236
                                                                  -------------
                                                                      1,291,948

                HONG KONG - 1.8%
      582,000   China Unicom (4)                                      1,040,893
                                                                  -------------
                ITALY - 3.5%
       56,259   Bulgari (1)(4)                                          816,631
      165,747   Intesa Sanpaolo (4)                                   1,253,703
                                                                  -------------
                                                                      2,070,334

   Shares                                                            Value $
-------------                                                     -------------
                JAPAN - 13.3%
      285,000   Ebara (4)                                             1,361,732
       32,300   Honda Motor (4)                                       1,173,044
        4,910   ORIX (4)                                              1,178,728
       23,800   Sony (4)                                              1,270,967
       23,200   Square Enix (4)                                         673,792
       74,000   Sumitomo Electric Industries (4)                      1,207,071
          114   Sumitomo Mitsui Financial
                   Group (4)                                          1,030,463
                                                                  -------------
                                                                      7,895,797

                SINGAPORE - 2.0%
       90,284   Jardine Strategic Holdings (4)                        1,170,532
                                                                  -------------

                SOUTH KOREA - 2.0%
       18,410   Daewoo Shipbuilding & Marine
                   Engineering (4)                                    1,198,038
                                                                  -------------
                SPAIN - 1.7%
       43,817   Telefonica (4)                                        1,025,357
                                                                  -------------
                SWITZERLAND - 12.1%
        3,948   Nestle (4)                                            1,516,986
       29,776   Novartis (4)                                          1,606,377
        8,826   Roche Holding (4)                                     1,563,401
       76,104   STMicroelectronics (4)                                1,306,134
        6,213   Syngenta (4)                                          1,172,406
                                                                  -------------
                                                                      7,165,304

                UNITED KINGDOM - 24.6%
       56,732   Barclays (4)                                            796,895
      108,097   BG Group (4)                                          1,758,436
       48,539   Northern Rock (4)                                       794,684
      109,682   Rexam (4)                                             1,111,108
       23,279   Rio Tinto (4)                                         1,679,567
      106,076   Rolls-Royce Group (4)                                 1,088,509
        4,708   Rolls-Royce Group B Shares (1)                               10
      101,016   Royal Bank of Scotland Group (4)                      1,202,731
       63,805   SABMiller (4)                                         1,636,461
      216,613   Sage Group (4)                                        1,007,704
       99,800   Tesco (4)                                               819,756
       96,762   Venture Production (4)                                1,516,470
       81,745   WPP Group (4)                                         1,171,504
                                                                  -------------
                                                                     14,583,835
                                                                  -------------
                TOTAL COMMON STOCK
                   (Cost $53,044,976)                                57,671,273
                                                                  -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL ALPHA FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                EQUITY-LINKED WARRANTS (2) - 2.1%
                INDIA - 2.1%
      102,925   Satyam Computer Services,
                   Expires 10/13/10 (1)(3)                            1,237,456
                                                                  -------------
                TOTAL EQUITY-LINKED
                   WARRANTS
                   (Cost $937,893)                                    1,237,456
                                                                  -------------
  Principal
   Amount $
-------------
                SHORT-TERM INVESTMENT - 1.5%
      883,166   JPMorgan Chase Bank, N.A. Time
                   Deposit (Nassau), 4.81%                              883,166
                                                                  -------------
                TOTAL SHORT-TERM
                   INVESTMENT
                   (Cost $883,166)                                      883,166
                                                                  -------------
                TOTAL INVESTMENTS -
                   100.9%
                   (Cost $54,866,035)*                               59,791,895
                                                                  -------------
                OTHER ASSETS LESS
                   LIABILITIES - (0.9)%                                (524,166)
                                                                  -------------
                NET ASSETS - 100.0%                               $  59,267,729
                                                                  =============

* At July 31, 2007, the tax basis cost of the Fund's investments was $54,866,035, and the unrealized appreciation and depreciation of investments owned by the Fund were $6,626,934 and $(1,701,074), respectively.
(1) Denotes non-income producing security.
(2) Securities are not readily marketable.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2007, the value of these securities amounted to $1,237,456, representing 2.1% of the net assets of the Fund.
(4) Security is fair valued.
GDR -- Global Depositary Receipts
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.



--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Schroder Capital Funds (Delaware)


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ---------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer
Date: September 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        -------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer
Date: September 21, 2007


By (Signature and Title)*               /s/ Alan M. Mandel
                                        -------------------------------------
                                        Alan M. Mandel
                                        Treasurer and Chief Financial Officer
Date: September 21, 2007

* Print the name and title of each signing officer under his or her signature.